Income Taxes - Ocean Rig Income/(Losses) Before Taxes by Country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME/(LOSS) BEFORE INCOME TAXES	$ 135,843	$ (153,437)	$ (244,636)
Drilling Segment
Domestic loss (Republic of the Marshall Islands)	(161,913)	(66,604)	(2,536)
Foreign income/ (loss)	499,539	174,518	(85,843)
INCOME/(LOSS) BEFORE INCOME TAXES	$ 337,626	$ 107,914	$ (88,379)